VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2017
Variable Interest Entities ("VIEs") [Abstract]
Variable Interest Entities ("VIEs")

NOTE 7 —VARIABLE INTEREST ENTITIES (“VIEs”):

At December 31, 2017, the Company participates in seven commercial pools and three joint ventures. Commercial pools operate a large number of vessels as an integrated transportation system, which offers customers greater flexibility and a higher level of service while achieving scheduling efficiencies. Participants in the commercial pools contribute one or more vessels and generally provide an initial contribution towards the working capital of the pool at the time they enter their vessels. The pools finance their operations primarily through the earnings that they generate.

INSW enters into joint ventures to take advantage of commercial opportunities. INSW entities have entered into joint ventures with different partners (see Note 6, “Equity Method Investments”). In each joint venture, the INSW entities have the same relative rights and obligations and financial risks and rewards as its partners. INSW evaluated all ten arrangements to determine if they were variable interest entities (“VIEs”). INSW determined that one of the pools and two of the joint ventures met the criteria of a VIE and, therefore, INSW reviewed its participation in these VIEs to determine if it was the primary beneficiary of any of them.

INSW reviewed the legal documents that govern the creation and management of the VIEs described above and also analyzed its involvement to determine if INSW was a primary beneficiary in any of these VIEs. A VIE for which INSW is determined to be the primary beneficiary is required to be consolidated in its financial statements.

The formation agreements for the commercial pool state that the board of the pool has decision making power over their significant decisions. In addition, all such decisions must be approved unanimously by the board. Since INSW shares power to make all significant economic decisions that affect the pool and does not control a majority of the board, INSW is not considered a primary beneficiary of the pool.

The FSO joint ventures described in Note 6, “Equity Method Investments,” were determined to be VIEs. The formation agreements of the joint ventures state that all significant decisions must be approved by the majority of the board. As a result, INSW shares power to make all significant economic decisions that affect this joint venture and does not control a majority of the board and is not considered a primary beneficiary. Accordingly, INSW accounts for these investments under the equity method of accounting.

The joint ventures’ formation agreements require INSW and its joint venture partner to provide financial support as needed. INSW has provided and will continue to provide such support as described in Note 6, “Equity Method Investments.”

The following table presents the carrying amounts of assets and liabilities in the consolidated balance sheets related to the VIEs described above as of December 31, 2017 and 2016:

Consolidated Balance Sheet as of December 31,	2017	2016
Investments in Affiliated Companies	$255,456	$261,403

In accordance with accounting guidance, the Company evaluated its maximum exposure to loss related to these VIEs by assuming a complete loss of the Company’s investment in these VIEs. The table below compares the Company’s liability in the consolidated balance sheet to the maximum exposure to loss at December 31, 2017:

	Consolidated Balance Sheet	Maximum Exposure to Loss
Other Liabilities	$-	$255,456

In addition, as of December 31, 2017, the Company had approximately $12,617 of trade receivables from pools that were determined to be VIEs. These trade receivables, which are included in voyage receivables in the accompanying consolidated balance sheet, have been excluded from the above tables and the calculation of INSW’s maximum exposure to loss. The Company does not record the maximum exposure to loss as a liability because it does not believe that such a loss is probable of occurring as of December 31, 2017.